Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,148,480.12
Total Fee Amount	1,677.71
Total Offset Amount	0.00
Net Fee	$ 1,677.71
Offering Table N/A
Offset Table N/A	N/A